Notes Payable - Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total notes payable	$ 0	$ 451
Less: current portion		(169)
Long-term notes payable, net of current portion		282
Solaris LLC
Total notes payable		451	$ 265
Less: current portion		(169)	(91)
Long-term notes payable, net of current portion		282	$ 174
Notes payable | Solaris LLC
2017		169
2018		162
2019		112
2020		8
Total notes payable		451
Less: current portion		(169)
Long-term notes payable, net of current portion		$ 282